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                                                                  AXP(SM) Cash
                                                                    Management
                                                                          Fund
                                                            1999 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)

(icon of) clock

The goal of AXP Cash Management Fund is to provide shareholders with maximum current income consistent with liquidity and stability of principal.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors (logo)

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A Cache for Cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about.

AXP CASH MANAGEMENT FUND     (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                       4
From the Portfolio Manager              4
Fund Facts                              6
Making the Most of the Fund             7
Independent Auditors' Report            8
Financial Statements                    9
Notes to Financial Statements          12
Investments in Securities              16
Federal Income Tax Information         29


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       7p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Exchanging/Selling Shares             16p
Distributions and Taxes               22p
Personalized Shareholder
  Information                         24p
About the Company                     25p
Quick Telephone Reference             27p
Financial Highlights                  28p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change  in the Fund name  from  "IDS" to  "AXP."
o A change in the  investment management services agreement.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager

IDS Cash Management Fund's yield declined somewhat during the past fiscal year -- August 1998 through July 1999 -- reflecting a drop in short-term interest rates. For the 12 months, the Fund's Class A shares generated a total return of 4.71% and the 7-day yield was 4.56%.* In keeping with its objective, the Fund maintained a $1 per share price throughout the period.

(An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)


*The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

AXP CASH MANAGEMENT FUND   (This annual report is not part of the prospectus.)

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Despite ongoing solid economic growth,  inflation  remained  remarkably low over the period. In recent years, these factors led the Federal Reserve Board to leave short-term interest rates virtually unchanged. But in the fall of 1998, with financial chaos in Asia, Russia and parts of Latin America threatening to severely restrict worldwide lending, the Fed reduced rates three times in less than two months. In late June, the Fed, prompted by a brief spike in inflation, changed course by raising interest rates slightly.

(By way of background, the Fed adjusts short-term interest rates based largely on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is especially strong and inflation threatens to pick up, the Fed usually raises rates to reign in economic growth and thereby keep inflation in check.)

ISSUERS FOLLOW SUIT
In response to the Fed's rate cuts last fall, issuers of commercial paper -- the core of the Fund's investment portfolio -- also lowered the interest on their securities. Therefore, the yield on the Fund declined as well. To combat that, I added more longer-term securities when they became available, a strategy that increases the portfolio's average maturity and, in turn, the yield. Over the 12 months, the average maturity ranged from about 40 days to about 65 days.

At this time (mid-August), I expect the direction of short-term interest rates in the months ahead to hinge on two factors: upcoming economic and inflation data and the impact of the Year 2000 computer bug. When all is said and done, I think the most likely outcome will be modestly higher interest rates. If so, the Fund's yield would rise accordingly as the new fiscal year progresses.


Terry Fettig

(This annual report is not part of the prospectus.)    ANNUAL REPORT - 1999

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Fund Facts

Class A-- 12-month performance
(All figures per share)
Net asset value (NAV)
July 31, 1999                                                       $1.00
July 31, 1998                                                       $1.00
Increase                                                            $  --

Distributions-- Aug. 1, 1998 - July 31, 1999
From income                                                         $0.05
From capital gains                                                  $  --
Total distributions                                                 $0.05

Total return*                                                      +4.71%**
7-day yield                                                        +4.56%***

Class B-- 12-month performance
(All figures per share)
Net asset value (NAV)
July 31, 1999                                                       $1.00
July 31, 1998                                                       $1.00
Increase                                                            $  --

Distributions-- Aug. 1, 1998 - July 31, 1999
From income                                                         $0.04
From capital gains                                                  $  --
Total distributions                                                 $0.04

Total return*                                                      +3.94%**
7-day yield                                                        +3.81%***

Class Y-- 12-month performance
(All figures per share)
Net asset value (NAV)
July 31, 1999                                                       $1.00
July 31, 1998                                                       $1.00
Increase                                                            $  --

Distributions-- Aug. 1, 1998 - July 31, 1999
From income                                                         $0.05
From capital gains                                                  $  --
Total distributions                                                 $0.05

Total return*                                                      +4.72%**
7-day yield                                                        +4.57%***

  *The prospectus discusses the effect of sales charges, if any, on the various classes.
 **The total return is a hypothetical investment in the Fund with all distributions reinvested.
***The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

AXP CASH MANAGEMENT FUND     (This annual report is not part of the prospectus.)

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Making the Most of the Fund

BUILD OUR ASSETS SYSTMEATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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The  financial   statements   contained  in  Post-Effective   Amendment  #50  to
Registration Statement No. 2-54516 filed on or about September 29, 1999, are incorporated herein by reference.

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Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Cash Management Fund
Fiscal year ended July 31, 1999

Class A

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Aug. 27, 1998                                 $0.00401
Sept. 25, 1998                                 0.00403
Oct. 27, 1998                                  0.00438
Nov. 25, 1998                                  0.00384
Dec. 22, 1998                                  0.00361
Jan. 25, 1999                                  0.00419
Feb. 25, 1999                                  0.00411
March 25, 1999                                 0.00335
April 26, 1999                                 0.00361
May 27, 1999                                   0.00394
June 24, 1999                                  0.00337
July 26, 1999                                  0.00366
Total distributions                           $0.04610

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Class B
Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Aug. 27, 1998                                 $0.00341
Sept. 25, 1998                                 0.00344
Oct. 27, 1998                                  0.00372
Nov. 25, 1998                                  0.00324
Dec. 22, 1998                                  0.00305
Jan. 25, 1999                                  0.00353
Feb. 25, 1999                                  0.00343
March 25, 1999                                 0.00278
April 26, 1999                                 0.00299
May 27, 1999                                   0.00326
June 24, 1999                                  0.00280
July 26, 1999                                  0.00304
Total distributions                           $0.03869

Class Y

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

Aug. 27, 1998                                 $0.00401
Sept. 25, 1998                                 0.00403
Oct. 27, 1998                                  0.00438
Nov. 25, 1998                                  0.00384
Dec. 22, 1998                                  0.00361
Jan. 25, 1999                                  0.00419
Feb. 25, 1999                                  0.00411
March 25, 1999                                 0.00340
April 26, 1999                                 0.00362
May 27, 1999                                   0.00396
June 24, 1999                                  0.00338
July 26, 1999                                  0.00368
Total distributions                           $0.04621

AXP CASH MANAGEMENT FUND  (This annual report is not part of the prospectus.)

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AXP Cash Management Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)


                                                               S-6320 N (9/99)
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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.